Summary of Significant Accounting Policies - Vessels and equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 27, 2020
Vessels and equipment
Depreciation, Depletion and Amortization	$ 261,131	$ 290,672	$ 276,307
Asset retirement obligation
Asset retirement obligation	42,400	30,900
Property, Plant and Equipment
Property, Plant and Equipment [Line Items]
Interest Costs Capitalized	0	300	14,800
Asset retirement obligation
Asset retirement obligation
Other Assets, Noncurrent	$ 9,300	8,400
Liquefied Natural Gas
Vessels and equipment
Property, plant and equipment, useful life	35 years
Oil Tanker
Vessels and equipment
Property, plant and equipment, useful life	25 years
FPSO
Asset retirement obligation
Asset retirement obligation				$ 6,100
Liquefied Petroleum Gas
Vessels and equipment
Property, plant and equipment, useful life	30 years
Excluding amortization of Drydocking expenditure
Vessels and equipment
Depreciation, Depletion and Amortization	$ 209,600	$ 239,900	$ 244,000
Dry-docking activity
Vessels and equipment
Property, Plant and Equipment, Estimated Useful Lives	two and a half years to five years
Maximum | FPSO
Vessels and equipment
Property, plant and equipment, useful life	25 years